Employee Benefits - Schedule of Vacation Provision (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Vacation Provision [Abstract]
Balances as of January 1	$ 43,257	$ 41,257
Net provisions established	8,433	10,250
Provisions used	(8,866)	(8,250)
Total	$ 42,824	$ 43,257